Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:

	As of December 31,	As of June 30
	2024	2025
Period end RMB: USD exchange rate	US$1=RMB7.1891	US$1=RMB7.1480
Period end EUR: USD exchange rate	US$1=EUR0.9615	US$1=EUR0.8475
Period end GBP: USD exchange rate	US$1=GBP0.7937	US$1=GBP0.7299

For the six months ended June 30,
	2024	2025
Average RMB: USD exchange rate	US$1=7.1023	US$1=7.1788
Average EUR: USD exchange rate	US$1=0.9223	US$1=0.9147
Average GBP: USD exchange rate	US$1=0.7874	US$1=0.7668